Income Tax Expense (Credit) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Tax Expense (Credit)

	2016	2017	2018	2018
	RMB’000	RMB’000	RMB’000	US$’000
Current tax:
PRC Enterprise Income Tax (“EIT”)
- current year	6,610	7,669	16,172	2,352
- under provision in respect of prior year	1,618	—	—	—

	8,228	7,669	16,172	2,352

Deferred tax (Note 17):
- current year	(7,876)	1,102	(15,203)	(2,211)
- attributable to change in tax rate	—	(1,382)	—	—

	(7,876)	(280)	(15,203)	(2,211)

	352	7,389	969	141

Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income

The tax charge (credit) for the years stated below can be reconciled to the profit (loss) before taxation per the consolidated statements of comprehensive income as follows:

	2016	2017	2018	2018
	RMB’000	RMB’000	RMB’000	US$’000

(Loss) profit before taxation	(25,572)	16,441	(7,013)	(1,020)

Tax at the domestic income tax rate of 25%	(6,393)	4,110	(1,753)	(255)
Tax effect of expenses not deductible for tax purpose	2,253	2,069	3,169	461
Recognition of tax losses previously not recognized	—	(1,885)	(1,540)	(224)
Effect of tax exemption and reliefs granted to PRC subsidiaries	2,874	4,477	1,093	159
Under provision in respect of prior years	1,618	—	—	—
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	—	(1,382)	—	—

Tax charge for the year	352	7,389	969	141